FRANKLIN FLOATING RATE MASTER TRUST
ONE FRANKLIN PARKWAY
SAN MATEO, CA 94403-1906

March 21, 2023

Via EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Franklin Floating Rate Master Trust
(CIK#0001109441)
	File No. 811-09869

Ladies and Gentlemen:

On behalf of the above-referenced Trust submitted herewith under the EDGAR system, please find Amended Form N-
CEN for the period ended July 31, 2022.

The amended form is being filed to amend Item C.3.f.i of the Form N-CEN on behalf of Franklin Floating Rate Master
Series to include responses related to the feeder fund. There were no other changes to the Form N-CEN that was filed on October 11, 2022 (accession number 0001752724-22-
225131).

Please direct any inquiries to Ryan R. Wheeler at (954) 527-
7555.

Sincerely,

/s/ Ryan R. Wheeler

Ryan R. Wheeler
Assistant Treasurer